UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)(Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (66.2%)
$35,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.08%	10/07/13	06/01/41	$35,000,000
20,500	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.04	10/07/13	12/31/47	20,500,000
53,695	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.07	10/07/13	08/01/39	53,695,000
	Colorado Springs, CO,
32,620	Utilities System Sub Lien Ser 2004 A	0.10	10/07/13	11/01/23	32,620,000
10,000	Utilities System Sub Lien Ser 2006 A	0.07	10/07/13	11/01/25	10,000,000
24,900	Utilities System Sub Lien Ser 2007 A	0.08	10/07/13	11/01/37	24,900,000
20,000	Utilities System Sub Lien Ser 2007 B	0.08	10/07/13	11/01/26	20,000,000
3,900	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.09	10/07/13	06/01/16	3,900,000
2,185	Deutsche Bank SPEARS, DC, District of Columbia Tax Increment Gallery Place Ser 2012 SPEARS Ser DBE-1187 (c)	0.14	10/07/13	06/01/31	2,185,000
	Deutsche Bank SPEARS, FL,
10,000	Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X (c)	0.11	10/07/13	10/01/33	10,000,000
13,230	Miami-Dade County Water & Sewer System Ser 2010 SPEARS Ser DBE-1124X (c)	0.12	10/07/13	10/01/39	13,230,000
1,200	Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.09	10/07/13	06/15/45	1,200,000
7,115	Deutsche Bank SPEARS, TX, Dallas Fort Worth International Airport Joint Ser 2012 E & F SPEARS Ser DBE-1127X (c)	0.12	10/07/13	11/01/35	7,115,000
26,730	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.07	10/07/13	04/01/38	26,730,000
20,795	Eclipse Funding Trust, NY, New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003 (c)	0.07	10/07/13	03/15/20	20,795,000
1,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.08	10/07/13	10/15/16	1,000,000
	Gainesville, FL,
25,060	Utilities System 2007 Ser A	0.07	10/07/13	10/01/36	25,060,000
33,900	Utilities System 2008 Ser B	0.07	10/07/13	10/01/38	33,900,000
16,075	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.06	10/07/13	11/15/33	16,075,000
20,000	Houston, TX, Combined Utility System First Lien Ser 2004 B2	0.05	10/07/13	05/15/34	20,000,000
	Illinois Toll Highway Authority,
35,300	Toll Highway Senior Priority Ser 2007 A-1B	0.09	10/07/13	07/01/30	35,300,000
27,500	Toll Highway Senior Priority Ser 2007 A-2B	0.08	10/07/13	07/01/30	27,500,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.08	10/07/13	06/01/23	10,000,000
14,050	JEA, FL, Water & Sewer System Subser 2008 A-2	0.07	10/07/13	10/01/42	14,050,000
28,500	Long Island Power Authority, NY, Electric System Ser 2012 C	0.07	10/07/13	05/01/33	28,500,000
40,045	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.07	10/07/13	08/01/40	40,045,000
17,935	Massachusetts, Refg 1997 Ser B	0.04	10/07/13	08/01/15	17,935,000
27,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser J-1	0.04	10/07/13	07/01/31	27,000,000
	Massachusetts Water Resources Authority,
19,160	Gen Ser 2008 A-1	0.08	10/07/13	08/01/37	19,160,000
20,000	Gen Ser 2008 A-2	0.07	10/07/13	08/01/37	20,000,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

26,800	Gen Ser 2008 A-3	0.07%	10/07/13	08/01/37	26,800,000
20,510	Gen Ser 2008 F	0.04	10/07/13	08/01/29	20,510,000
6,500	Mesa, AZ, Utility Systems Ser 2011 ROCs II-R Ser 11959X (c)	0.08	10/07/13	01/01/19	6,500,000
	Metropolitan Transportation Authority, NY,
24,400	Ser 2005 E Subser E-1	0.08	10/07/13	11/01/35	24,400,000
20,000	Ser 2011 B	0.08	10/07/13	11/01/41	20,000,000
13,150	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2012 C	0.08	10/07/13	07/01/24	13,150,000
	Mobile Downtown Redevelopment Authority, AL,
17,190	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.08	10/07/13	05/01/41	17,190,000
19,705	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.08	10/07/13	05/01/41	19,705,000
31,000	Murray City, UT, IHC Health Services, Inc. Ser 2003 B	0.05	10/07/13	05/15/36	31,000,000
18,820	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.07	10/07/13	08/01/34	18,820,000
12,895	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.07	10/07/13	11/01/39	12,895,000
	New York City Municipal Water Finance Authority, NY,
19,900	2000 Ser C	0.08	10/07/13	06/15/33	19,900,000
21,000	Second General Fiscal 2010 Ser CC	0.06	10/07/13	06/15/41	21,000,000
37,600	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5	0.08	10/07/13	02/01/35	37,600,000
27,800	New York City, NY, Fiscal 2008 Subser J-9	0.06	10/07/13	08/01/27	27,800,000
18,400	Orlando Utilities Commission, FL, Utility System Ser 2008-2	0.07	10/07/13	10/01/33	18,400,000
10,000	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.07	10/07/13	11/01/38	10,000,000
	Puttable Floating Option Tax-Exempts Receipts, NJ,
12,180	New Jersey Ser Fiscal 2014 A P-FLOATs MT-837 (c)	0.13	10/07/13	06/26/14	12,180,000
10,000	New Jersey Ser Fiscal 2014 B P-FLOATs MT-838 (c)	0.13	10/07/13	06/26/14	10,000,000
12,000	RBC Municipal Products Trust, Inc., IN, Indiana Finance Authority Indiana University Health Ser 2011 L & M Floater Certificates Ser E-23 (c)	0.07	10/07/13	03/01/36	12,000,000
5,000	Rib Floater Credit Enhanced Trust, NJ, New Jersey Health Care Facilities Financing Authority University Hospital Ser 2013A BANs Trust Receipts Ser 2013 FR-14WE (c)	0.12	10/07/13	07/03/17	5,000,000
	Rib Floater Credit Enhanced Trust, PR,
5,000	Puerto Rico Public Improvement Refinancing Notes Ser 2013 A & B Trust Receipts Ser 2013 FR-18WE (c)	0.12	10/07/13	12/01/13	5,000,000
15,000	Puerto Rico Sales Tax Financing Corporation Jr. Lien BANs Ser 2013A Trust Receipts Ser 2013 FR-8WE (c)	0.12	10/07/13	09/30/14	15,000,000
20,000	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.08	10/07/13	02/01/33	20,000,000
10,000	Sheridan Redevelopment Agency, CO, Tax Incremental South Santa Fe Drive Corridor Ser 2011 A-1	0.12	10/07/13	12/01/29	10,000,000
1,130	Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686 (c)	0.08	10/07/13	12/01/24	1,130,000
20,000	Texas Transportation Commission, Mobility Fund Ser 2006 Eagle #20060126 Class A (c)	0.07	10/07/13	04/01/35	20,000,000
25,000	University of California Regents, Ser 2013 AL-3 (d)	0.06	10/07/13	05/15/48	25,000,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

28,100	University of Texas Regents, Financing System Ser 2008 B	0.05%	10/07/13	08/01/32	28,100,000
4,965	Utah Water Finance Agency, Ser 2008 B	0.08	10/07/13	10/01/37	4,965,000
32,885	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.08	10/07/13	05/15/39	32,885,000

	Total Weekly Variable Rate Bonds (Cost $1,164,325,000)				1,164,325,000

	Put Option Bonds (8.6%)
2,585	Deutsche Bank SPEARS, IL, Illinois Housing Development Authority Pioneer Village 2007 Ser C SPEARS Ser DBE-1117 (AMT) (c)	0.27	10/07/13	07/01/44	2,585,000
3,000	Eastern Municipal Water District, CA, Water & Sewer Refg Ser 2013 A	0.09	12/20/13	07/01/35	3,000,000
2,000	Franklin County, OH, Ohiohealth Corporation Ser 2011 C	0.10	06/04/14	11/15/33	2,000,000
2,000	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.19	04/28/14	04/01/51	2,000,000
11,000	JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4290 (c)	0.11	10/07/13	11/28/13	11,000,000
20,000	JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4318	0.15	11/26/13	11/26/13	20,000,000
11,250	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority (c)	0.12	12/12/13	12/01/17	11,250,000
2,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.17	04/28/14	02/01/46	2,000,000
2,100	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.17	04/28/14	02/01/46	2,100,000
555	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.16	04/28/14	07/01/30	555,000
38,000	New York Liberty Development Corporation, NY, 3 World Trade Center Ser 2011 A	0.23	06/19/14	12/01/49	38,000,000
205	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.19	04/28/14	11/01/34	205,000
250	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.19	04/28/14	11/01/34	250,000
8,325	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2012 A	0.15	04/28/14	11/01/34	8,325,000
5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.18	04/28/14	10/01/27	5,000,000
25,000	RBC Municipal Products Trust, Inc., PR, Puerto Rico Highways & Transportation Authority Ser 2013 A BANs Floater Certificates Ser E-46 (c)	0.17	12/02/13	09/01/15	25,000,000
5,000	Riverside, CA, Water Ser 2011 A	0.09	04/01/14	10/01/35	5,000,000
10,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.20	04/28/14	11/15/50	10,000,000
3,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2013 B	0.16	04/28/14	11/15/50	3,000,000

	Total Put Option Bonds (Cost $151,270,000)				151,270,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (7.6%)
2,000	Antelope Valley Community College District, CA, Ser 2012-13 TRANs, dtd 10/25/12	2.00%	0.42%	10/15/13	2,001,206
35,000	California, Ser 2013-14 A-2 RANs, dtd 08/22/13	2.00	0.23	06/23/14	35,448,849
5,000	Dayton City School District, OH, School Facilities Construction & Improvement Ser 2013 Notes, dtd 04/15/13	0.75	0.30	10/15/13	5,000,857
	Hazard, KY,
2,000	Appalachian Regional Healthcare Ser 2012 BANs, dtd 03/28/13	1.00	0.40	12/01/13	2,001,983
3,000	Appalachian Regional Healthcare Ser 2012 BANs, dtd 03/28/13	1.00	0.50	12/01/13	3,002,494
	Kentucky Rural Water Finance Corporation,
1,500	Public Projects Construction Notes Ser D-2012-1, dtd 09/20/12	1.00	0.32	10/01/13	1,500,000
1,000	Public Projects Construction Notes Ser D-2013-1, dtd 08/29/13	1.00	0.28	09/01/14	1,006,573
	Los Angeles County Schools Pooled Financing Program, CA,
4,000	Pooled 2012-2013 Ser B-1 TRANs, dtd 12/14/12	2.00	0.30	11/29/13	4,010,950
5,000	Pooled 2012-2013 Ser C-8 TRANs, dtd 02/28/13	2.00	0.37	01/31/14	5,027,188
	Los Angeles, CA,
14,000	Ser 2013 A TRANs, dtd 07/11/13	2.00	0.16	02/27/14	14,104,119
20,000	Ser 2013 B TRANs, dtd 07/11/13	2.00	0.17	05/01/14	20,212,288
685	Metropolitan Transportation Authority, NY, Ser 2005 C, dtd 04/15/13	5.00	0.41	11/15/13	688,847
1,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2013, dtd 01/31/13	1.00	0.30	02/01/14	1,002,346
3,000	Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion Ser 2013 BANs, dtd 03/21/13	1.00	0.32	03/01/14	3,008,403
35,000	Texas, Ser 2013 TRANs, dtd 09/03/13	2.00	0.20	08/28/14	35,570,698
1,000	Wisconsin Rural Water Construction Loan Program Commission, Ser 2013 BANs, dtd 08/29/13	1.00	0.28	09/01/14	1,006,573

	Total Municipal Bonds & Notes (Cost $134,593,374)				134,593,374

		COUPON RATE (a)	DEMAND DATE (b)
	Daily Variable Rate Bonds (5.8%)
20,400	Gainesville, FL, Utilities System 2012 Ser B	0.06	10/01/13	10/01/42	20,400,000
17,000	Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012	0.05	10/01/13	11/01/41	17,000,000
21,990	Massachusetts, Central Artery Ser 2000 A	0.06	10/01/13	12/01/30	21,990,000
17,000	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G5	0.06	10/02/13	05/01/34	17,000,000
25,000	New York City, NY, Fiscal 2008 Ser J Subser J-3	0.06	10/02/13	08/01/23	25,000,000

	Total Daily Variable Rate Bonds (Cost $101,390,000)				101,390,000

	Floating Rate Notes (5.6%)
4,000	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2013	0.37		05/01/14	4,000,000
20,000	JP Morgan Chase & Co., TX, Texas Ser 2013 TRANs PUTTERs Ser 4394	0.11		02/27/14	20,000,000
5,000	Metropolitan Water District of Southern California, Water 2013 Ser E	0.09%		03/28/14	5,000,000
	New Jersey,
50,000	Ser Fiscal 2014 A TRANs	0.37		06/26/14	50,003,010
20,000	Ser Fiscal 2014 B TRANs	0.37		06/26/14	20,000,992

	Total Floating Rate Notes (Cost $99,004,002)				99,004,002

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (5.4%)
	Harris County Cultural Education Facilities Finance Corporation, TX,
25,000	Methodist Hospital System Ser 2009 C-1	0.20	0.20%	11/05/13	25,000,000
10,000	Methodist Hospital System Ser 2009 C-1	0.21	0.21	02/05/14	10,000,000
9,000	Methodist Hospital System Ser 2009 C-2	0.20	0.20	03/05/14	9,000,000
10,000	Methodist Hospital System Ser 2009 C-2	0.20	0.20	04/03/14	10,000,000
7,000	North Texas Tollway Authority, TX, Ser 2009 D	0.12	0.12	11/07/13	7,000,000
	San Antonio, TX,
20,000	Electric & Gas Systems Ser B	0.10	0.10	10/28/13	20,000,000
15,000	Water System Ser 2012 A	0.10	0.10	10/18/13	15,000,000

	Total Commercial Paper (Cost $96,000,000)				96,000,000

		COUPON RATE (a)	DEMAND DATE (b)
	Closed-End Investment Companies (3.1%)
7,600	Nuveen Insured Premium Income Municipal Fund 2, VRDP Ser 2 (AMT) (c)	0.17	10/07/13	06/01/40	7,600,000
1,000	Nuveen New Jersey Dividend Advantage Municipal Fund, VRDP Ser 1-450 (AMT) (c)	0.17	10/07/13	08/03/43	1,000,000
7,000	Nuveen Ohio Quality Income Municipal Fund, VRDP Ser 1-1480 (AMT) (c)	0.16	10/07/13	09/01/43	7,000,000
12,000	Nuveen Premier Municipal Income Fund, Inc., VRDP Ser 1-1277 (AMT)	0.17	10/07/13	05/05/41	12,000,000
23,000	Nuveen Select Quality Municipal Fund, Inc., VRDP Ser 1-2525 (AMT) (c)	0.17	10/07/13	05/01/41	23,000,000
4,000	Nuveen Virginia Premium Income Municipal Fund, VRDP Ser 1-1280 (AMT) (c)	0.17	10/07/13	08/03/43	4,000,000

	Total Closed-End Investment Companies (Cost $54,600,000)				54,600,000

	Total Investments (Cost $1,801,182,376) (e)(f)			102.3%	1,801,182,376
	Liabilities in Excess of Other Assets			(2.3)	(41,199,219)

	Net Assets			100.0%	$1,759,983,157

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2013.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	When-issued security.
(e)	Securities are available for collateral in connection with purchase of a when-issued security.
(f)	Cost is the same for federal income tax purposes.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Portfolio of Investments ¡ September 30, 2013 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$1,164,325,000	$—	$1,164,325,000
Put Option Bonds	—	151,270,000	—	151,270,000
Municipal Bonds & Notes	—	134,593,374	—	134,593,374
Daily Variable Rate Bonds	—	101,390,000	—	101,390,000
Floating Rate Notes	—	99,004,002	—	99,004,002
Commercial Paper	—	96,000,000	—	96,000,000
Closed-End Investment Companies	—	54,600,000	—	54,600,000

Total Assets	$—	$1,801,182,376	$—	$1,801,182,376

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 12, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 12, 2013